SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Intangible Assets With Indefinite Lives, Impairment Of Long-Lived Assets And Intangible Assets With Definite Lives, Business Taxes, Value Added Taxes, Income Taxes) (Narrative) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of revenues
Provision for Loan and Lease Losses	$ 12,745	$ 12,436	$ 3,665
Business taxes
Business taxes deducted in arriving net revenue	0	77	25
Value added taxes
Amount of VAT reported as a deduction to revenue	9,777	4,080	1,217
Income taxes
Income tax due to uncertain tax position and interest and penalties related to potential underpaid income tax expenses	0	0	0
Treasury shares
Revenue, Other Financial Services	25,399	17,854	2,754
Other Noncurrent Assets [Member]
Treasury shares
Restricted Cash, Noncurrent	26,075	323
Online Advertising Services [Member]
Treasury shares
Revenues	348	1,653	9,721
Live Streaming Services [Member]
Treasury shares
Revenues	$ 32,341	$ 17,898	$ 15,404